INCOME TAX - Additional Information (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Disclosure Of Non-Capital Losses Expiration [Line Items]
Section 382 limitation	$ 106
United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	20,446
United States | 2040
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	733
United Kingdom
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 33,498